Note 04 - Management Report - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Net revenues [Abstract]
Management Fees		€ 2,314		€ 2,458		€ 2,370
Performance and transaction fees		128		125		212
Other revenues		(59)		24		126
Total net revenues		2,383		2,608		2,708
Provision for credit losses		(1)		(2)		5
Noninterest expenses [Abstract]
Compensation and benefits		891		899		822
General and administrative expenses		934		883		846
Impairment of goodwill and other intangible assets		0		68		0
Restructuring activities		0		0		2
Total noninterest expenses		1,825		1,850		1,670
Noncontrolling interests		163		174		223
Profit (loss) before income taxes		€ 396		€ 584		€ 809
Employees (front office full time equivalent)	[1]	2,023		2,024		1,913
Employees (business aligned operations full time equivalent)	[1]	2,363		2,258		2,159
Employees (allocated central infrastructure, full-time equivalent)	[1]	576		495		442
Total employees (full-time equivalent)	[1]	4,962		4,778		4,514
Total assets	[1],[2]	€ 10,000		€ 10,000		€ 10,000
Risk weighted assets (RWA)	[1]	15,000		13,000		14,000
of which operational risk RWA	[1]	3,000		3,000		3,000
Leverage exposure	[1]	10,000		9,000		11,000
Assets under Management	[1],[3]	896,000		821,000		928,000
Net flows		€ 28,000		€ (20,000)		€ 48,000
Cost Income Ratio		76.60%	[4]	71.00%	[5]	61.70%	[6]
Post-tax return on average shareholders equity	[7]	4.90%		7.40%		11.00%
Post-tax return on average tangible shareholders' equity	[7]	11.30%		17.10%		25.80%

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e. the amounts do not include intersegment balances
[3]	The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes; in instances in which Private Bank distributes investment products qualifying as assets under management which are managed by DWS these are reported as assets under management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[4]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report